UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Putnam High Yield Bond Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

U.S. fixed income markets advanced during the year despite rising Treasury yields in the second half of 2010. In early November, the Federal Reserve announced a second round of quantitative easing (“QE2”). The Fed committed to purchase “a further $600 billion of longer-term Treasury securities by the end of the second quarter of 2011.” The intended purpose was not only to keep rates low, but to spur lending and demand in riskier assets. Following this announcement, U.S. Treasury rates sold off and spreads on most risky assets tightened further.

While conditions continued to slowly improve in financial and economic markets, some concerns continued to exist. Renewed scrutiny of the European sovereign debt crisis weighed on the market. However, data was generally supportive of a strengthening economy as factory orders grew, auto sales beat expectations, and retail sales were strong. The labor market also showed some signs of improvement as the unemployment rate fell to 9.4% in December. Corporate fundamentals remained strong and access to the capital markets continued to improve. Although choppy consumer spending and persistently high unemployment remained areas of concern, the high-yield market finished the year on a strong note, marking the second consecutive year of the credit bull market.

The high-yield market posted positive returns for the year after generating record annual returns in 2009.

High yield bonds, as measured by the JP Morgan High Yield Developed Index (14.86%), outperformed the Barclays U.S. Credit Index (8.47%), the Barclay’s U.S. Treasury Index (5.87%) and the JP Morgan EMBI Plus (11.83%). The market faced a setback in May, but rebounded in the second half of the year as the enactment of QE2 lent support to riskier assets. Credit trends were positive as the number of upgrades outpaced the number of downgrades by a ratio of 1.5 to 1.0. Lower-rated securities outperformed their higher-rated counterparts during the year and default rates declined. The overwhelming majority of new issuance was used for refinancing and extending maturities.

The Portfolio was aided by overweight positions to consumer products, metals and mining, technology and telecommunications. The benefit of these allocations more than offset underperformance from underweight allocations to financials, energy and gaming and leisure.

Security selection enhanced performance, notably overweights to Freescale Holdings, LeGrand SA, and Sprint. Detractors included Harrah’s and underweight allocations to CIT Group and United Continental Holdings.

It now seems clear that the pace of growth in the U.S. has accelerated. Almost all the main components of the economy are doing better; corporate investment is doing well, consumer spending has picked up significantly, and net exports are also improving. The recently approved tax package — and particularly the FICA cut for 2011 –— should support some demand growth in 2011. Household balance sheets are also improving as equity markets rise

Despite sovereign macro concerns, our outlook remains favorable, based on improving corporate fundamentals and open, liquid capital markets which fosters M&A, tenders,

and the refinancing of maturities. As a result, we expect defaults will remain below historical averages for some time, and the market still offers attractive loss-adjusted spread levels. We expect LBO activity to increase as private equity sponsors deploy huge amounts of investor capital raised in 2006–2008. Technicals are expected to remain balanced as investor interest will likely remain favorable given still wide spreads, low alternative yields, and favorable fundamentals. Within the Portfolio, we intend to maintain market levels of risk and are running a beta slightly above one.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	JP Morgan High Yield Developed Index
	10,000.00	10,000.00
2003	10,890.00	12,748.00
2004	11,909.30	14,182.15
2005	12,220.14	14,553.72
2006	13,456.81	16,239.04
2007	13,482.38	16,675.87
2008	9,118.14	12,206.74
2009	13,787.53	19,379.42
2010	15,689.73	22,259.20

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Since Inception (5/21/03)
13.80%	5.12%	6.05%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2010

Moody’s Rating	% of Portfolio Investments
A	0.10%
BAA	2.30%
BA	15.02%
B	39.25%
C	18.17%
Withdrawn Rating	0.61%
Not Rated	2.82%
P-1	14.07%
Common Stock	2.34%
Preferred Stock	0.92%
Short Term Investments	4.40%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/10)	Ending Account Value (12/31/10)	Expenses Paid During Period* (07/01/10 - 12/31/10)

Actual	$ 1,000.00	$ 1,105.40	$ 5.84

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.66	$ 5.60

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2010

Maxim Putnam High Yield Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.64%
25,000	Alliant Techsystems Inc	25,719
	6.88% September 15, 2020
105,000	Alliant Techsystems Inc	118,125
	3.00% August 15, 2024
85,000	BE Aerospace Inc	87,763
	6.88% October 1, 2020
135,000	Kratos Defense & Security Solutions Inc	149,512
	10.00% June 1, 2017
145,000	TransDigm Inc * † ~	150,075
	7.75% December 15, 2018
		$531,194

Agriculture — 0.04%
30,000	Darling International Inc † ~	31,275
	8.50% December 15, 2018
		$31,275

Air Freight — 0.24%
195,000	AMGH Merger Sub Inc † ~	204,750
	9.25% November 1, 2018
		$204,750

Auto Parts & Equipment — 1.89%
50,000	Affinia Group Holdings Inc † ~	51,375
	9.00% November 30, 2014
111,000	Affinia Group Inc †	123,530
	10.75% August 15, 2016
172,800	Allison Transmission Inc †	188,352
	11.25% November 1, 2015
410,000	American Axle & Manufacturing Inc *	402,825
	5.25% February 11, 2014
140,000	Goodyear Tire & Rubber Co	159,600
	10.50% May 15, 2016
190,000	Lear Corp	206,625
	8.13% March 15, 2020
30,000	Lear Corp	32,100
	7.88% March 15, 2018
45,000	Tenneco Inc †	47,700
	7.75% August 15, 2018
95,000	Tenneco Inc * † ~	97,138
	6.88% December 15, 2020
5,000	Tenneco Inc	5,300
	8.13% November 15, 2015
245,000	TRW Automotive Inc † ~	263,987
	7.25% March 15, 2017
		$1,578,532

Automobiles — 0.29%
75,000	Ford Motor Co	149,906
	4.25% November 15, 2016
145,000	Motors Liquidation Co * ^ @	50,388
	8.25% July 15, 2023
120,000	Motors Liquidation Co * ^ @	42,900
	8.38% July 15, 2033
		$243,194

Bank Loans — 3.63%
60,000	AGFS Funding Co §	60,788
	5.80% April 21, 2015
104,088	Ardent Health TLB	103,827
	5.46% February 19, 2016
100,000	Avaya Inc ~ §	94,429
	2.80% October 26, 2014
90,000	Burger King Holdings Inc	91,254
	4.80% September 7, 2016
50,000	Caesars Entertainment Operating Co Inc §	45,187
	3.53% January 28, 2015
59,400	Caesars Entertainment Operating Co Inc §	62,431
	7.79% October 31, 2016
150,804	CCM Merger Inc §	150,868
	5.79% July 23, 2012
44,313	Cedar Fair LP §	44,732
	4.30% December 15, 2016
84,130	Cengage Learning Acquisitions Inc §	79,070
	3.05% July 3, 2014
122,317	Claire’s Stores Inc §	113,365
	3.21% May 29, 2014
380,456	Clear Channel Communications Inc §	326,037
	4.83% January 29, 2016
55,000	CNO Financial Group Inc	55,344
	6.30% September 30, 2016
30,000	Fifth Third	30,475
	7.04% November 1, 2017
40,000	Goodman Global Inc	41,190
	7.30% October 6, 2017
159,600	Goodman Global Inc	160,200
	4.29% October 6, 2016
105,000	Green Mountain Coffee Roasters Inc ~	105,175
	4.30% September 14, 2016
60,000	Grifols SA	60,625
	4.55% June 4, 2016
83,938	HUB International Holdings Inc §	83,685
	5.04% June 13, 2014
86,572	Ineos US Finance LLC	89,233
	4.96% December 16, 2013
86,638	Ineos US Finance LLC	89,300
	5.46% December 16, 2014
60,000	iStar Financial Inc	57,875
	1.96% June 28, 2011
44,438	MEG Energy Corp §	44,493
	4.29% April 3, 2016
109,450	Revlon Consumer Products Corp §	109,672
	4.46% March 11, 2015
92,990	Reynolds Group Holdings §	93,673
	4.70% May 5, 2016
50,000	Reynolds Group Holdings Inc §	50,410
	5.05% May 5, 2016

96,753	Six Flags Exit ~	97,539
	4.30% June 30, 2016
114,425	Smurfit-Stone Container Corp §	116,088
	5.05% June 30, 2016
36,267	Spectrum Brands Holdings Inc §	36,924
	6.80% June 16, 2016
701,693	Texas Competitive Electric Holdings Co LLC §	540,114
	3.79% October 10, 2014
		$3,034,003

Banks — 0.48%
140,000	Ally Financial Inc †	146,825
	7.50% September 15, 2020
105,000	BAC Capital Trust VI	88,917
	5.63% March 8, 2035
85,000	BAC Capital Trust XI	80,779
	6.63% May 23, 2036
95,000	Regions Financing Trust II §	81,937
	6.63% May 15, 2047
		$398,458

Biotechnology — 0.21%
140,000	Elan Finance PLC	140,700
	8.75% October 15, 2016
35,000	Talecris Biotherapeutics Holdings Corp	37,975
	7.75% November 15, 2016
		$178,675

Broadcast/Media — 4.86%
140,000	Affinion Group Holdings Inc †	145,250
	11.63% November 15, 2015
90,000	Affinion Group Inc	93,600
	11.50% October 15, 2015
140,000	Affinion Group Inc †	136,500
	7.88% December 15, 2018
195,000	AMC Entertainment Holdings Inc † ~	202,800
	9.75% December 1, 2020
50,000	AMC Entertainment Inc	50,500
	8.00% March 1, 2014
40,000	Belo Corp	43,100
	8.00% November 15, 2016
50,000	Bresnan Broadband Holdings LLC † ~	51,500
	8.00% December 15, 2018
115,000	Cablevision Systems Corp	125,206
	8.63% September 15, 2017
80,000	Cablevision Systems Corp	83,800
	7.75% April 15, 2018
45,000	Cablevision Systems Corp	48,150
	8.00% April 15, 2020
201,430	CCH II LLC ‡‡	240,205
	13.50% November 30, 2016
390,000	CCO Holdings LLC	401,700
	7.88% April 30, 2018
310,000	Cequel Communications Holdings I LLC † ~	323,950
	8.63% November 15, 2017
75,000	Charter Communications Operating LLC † ‡‡	83,812
	10.88% September 15, 2014
40,000	Citadel Broadcasting Corp † ~	41,400
	7.75% December 15, 2018
65,000	Clear Channel Communications Inc	63,700
	5.00% March 15, 2012

100,000	Clear Channel Communications Inc	89,500
	10.75% August 1, 2016
210,000	Clear Channel Worldwide Holdings Inc	229,463
	9.25% December 15, 2017
40,000	CMP Susquehanna Corp † ~ § ‡	850
	0.73% May 15, 2014
40,000	CSC Holdings LLC	43,400
	8.50% June 15, 2015
65,000	DISH DBS Corp	67,113
	7.13% February 1, 2016
140,000	DISH DBS Corp	146,300
	7.88% September 1, 2019
130,000	Gray Television Inc *	130,975
	10.50% June 29, 2015
50,000	Lamar Media Corp	53,125
	7.88% April 15, 2018
60,000	Mediacom LLC	61,200
	9.13% August 15, 2019
135,000	Nexstar Broadcasting Inc †	143,437
	8.88% April 15, 2017
35,000	Regal Entertainment Group	37,275
	9.13% August 15, 2018
30,000	Sinclair Television Group Inc †	30,975
	8.38% October 15, 2018
30,000	Sirius XM Radio Inc †	33,675
	9.75% September 1, 2015
280,000	Univision Communications Inc † ~	294,000
	7.88% November 1, 2020
100,000	WMG Acquisition Corp	107,250
	9.50% June 15, 2016
45,000	WMG Holdings Corp *	43,088
	9.50% December 15, 2014
180,000	XM Satellite Radio Inc †	185,850
	7.63% November 1, 2018
75,000	XM Satellite Radio Inc †	92,063
	7.00% December 1, 2014
115,000	XM Satellite Radio Inc †	136,850
	13.00% August 1, 2013
		$4,061,562

Building Materials — 1.55%
135,000	Associated Materials LLC †	141,075
	9.13% November 1, 2017
45,000	Building Materials Corp of America † ~	44,550
	6.88% August 15, 2018
125,000	Building Materials Corp of America † ~	128,438
	7.00% February 15, 2020
75,000	Nortek Inc †	77,437
	10.00% December 1, 2018
146,288	Nortek Inc	155,797
	11.00% December 1, 2013
505,000	Owens Corning Inc	592,463
	9.00% June 15, 2019
105,000	Roofing Supply Group LLC † ~	108,150
	8.63% December 1, 2017
45,000	USG Corp †	44,100
	8.38% October 15, 2018
		$1,292,010

Chemicals — 3.40%
25,000	Chemtura Corp †	26,563
	7.88% September 1, 2018
175,000	Ferro Corp	184,625
	7.88% August 15, 2018
30,000	Hexion US Finance Corp	32,062
	8.88% February 1, 2018
55,000	Hexion US Finance Corp †	58,162
	9.00% November 15, 2020
55,000	Huntsman International LLC †	59,400
	8.63% March 15, 2021
70,000	Huntsman International LLC *	76,125
	8.63% March 15, 2020
120,000	Ineos Group Holdings PLC	143,520
	7.88% February 15, 2016
80,000	Kronos International Inc	107,439
	6.50% April 15, 2013
739,786	Lyondell Chemical Co	837,808
	11.00% May 1, 2018
100,000	Lyondell Chemical Co †	110,625
	8.00% November 1, 2017
75,000	Momentive Performance Materials Inc	83,719
	12.50% June 15, 2014
355,000	Momentive Performance Materials Inc †	374,525
	9.00% January 15, 2021
50,000	Nalco Co * † ~	51,125
	6.63% January 15, 2019
40,000	Omnova Solutions Inc †	40,300
	7.88% November 1, 2018
175,000	Rohm & Haas Co	203,349
	7.85% July 15, 2029
100,000	Scotts Miracle-Gro Co † ~	100,000
	6.63% December 15, 2020
85,000	Solutia Inc	93,075
	8.75% November 1, 2017
75,000	Solutia Inc	80,250
	7.88% March 15, 2020
110,000	TPC Group LLC † ~	115,225
	8.25% October 1, 2017
60,000	Vertellus Specialties Inc † ~	63,600
	9.38% October 1, 2015
		$2,841,497

Computer Hardware & Systems — 0.15%
125,000	Seagate HDD Cayman † ~	126,562
	7.75% December 15, 2018
		$126,562

Computer Software & Services — 0.41%
140,000	SunGard Data Systems Inc †	141,750
	7.63% November 15, 2020
190,000	SunGard Data Systems Inc	199,737
	10.25% August 15, 2015
		$341,487

Containers — 0.68%
140,000	Berry Plastics Corp †	138,600
	9.75% January 15, 2021
5,000	Berry Plastics Corp	5,012
	9.50% May 15, 2018

130,000	Exopack Holding Corp	134,875
	11.25% February 1, 2014
20,000	Graham Packaging Co LP	21,000
	8.25% October 1, 2018
30,000	Graphic Packaging International Inc	31,425
	7.88% October 1, 2018
55,000	Sealed Air Corp †	51,571
	6.88% July 15, 2033
200,000	Smurfit Kappa Treasury Funding Ltd	184,500
	7.50% November 20, 2025
		$566,983

Cosmetics & Personal Care — 0.35%
200,000	Elizabeth Arden Inc	202,875
	7.75% January 15, 2014
85,000	Revlon Consumer Products Corp	89,887
	9.75% November 15, 2015
		$292,762

Electric Companies — 0.80%
215,000	Edison Mission Energy	155,338
	7.63% May 15, 2027
100,000	Energy Future Holdings Corp †	102,877
	10.00% January 15, 2020
38,444	Energy Future Holdings Corp	23,066
	11.25% November 1, 2017
84,000	Energy Future Intermediate Holding Co LLC	86,627
	10.00% December 1, 2020
100,000	Mirant Americas Generation LLC	100,000
	8.50% October 1, 2021
70,000	NV Energy Inc	70,350
	6.25% November 15, 2020
20,000	PNM Resources Inc	22,100
	9.25% May 15, 2015
211,975	Texas Competitive Electric Holdings Co LLC	105,988
	10.50% November 1, 2016
		$666,346

Electronic Instruments & Equipment — 1.22%
75,000	Baldor Electric Co	84,000
	8.63% February 15, 2017
90,000	General Cable Corp **	106,987
	Step Bond 0% - 2.25%
	3.16% November 15, 2029
290,000	Legrand France SA	339,440
	8.50% February 15, 2025
105,000	NXP BV †	118,125
	9.75% August 1, 2018
135,000	NXP BV	144,450
	9.50% October 15, 2015
150,000	NXP BV * §	147,750
	3.04% October 15, 2013
75,000	Polypore International Inc †	76,500
	7.50% November 15, 2017
		$1,017,252

Electronics - Semiconductor — 1.10%
35,000	Advanced Micro Devices Inc †	36,313
	7.75% August 1, 2020
90,000	Advanced Micro Devices Inc	95,400
	8.13% December 15, 2017

14,000	Advanced Micro Devices Inc	14,105
	6.00% May 1, 2015
155,000	Freescale Semiconductor Inc †	174,375
	10.13% March 15, 2018
40,000	Freescale Semiconductor Inc †	44,000
	9.25% April 15, 2018
215,000	Freescale Semiconductor Inc † ~	234,350
	10.75% August 1, 2020
19,467	Freescale Semiconductor Inc	20,343
	9.13% December 15, 2014
236,000	Freescale Semiconductor Inc	246,620
	8.88% December 15, 2014
55,000	Freescale Semiconductor Inc *	57,887
	10.13% December 15, 2016
		$923,393

Financial Services — 4.52%
75,000	ABN Amro North American Holding Preferred Capital Repackage Trust I † § ~	63,563
	6.52% Perpetual
70,000	Ally Financial Inc	76,475
	8.00% March 15, 2020
95,000	Ally Financial Inc †	95,000
	6.25% December 1, 2017
35,000	BankAmerica Capital II	35,219
	8.00% December 15, 2026
524,661	CIT Group Inc	526,628
	7.00% May 1, 2016
736,526	CIT Group Inc	738,367
	7.00% May 1, 2017
62,796	CIT Group Inc	63,424
	7.00% May 1, 2014
142,796	CIT Group Inc	143,153
	7.00% May 1, 2015
100,000	Dresdner Funding Trust I †	86,000
	8.15% June 30, 2031
925,000	GMAC Inc	996,688
	8.00% November 1, 2031
88,000	GMAC LLC	92,207
	6.75% December 1, 2014
55,000	GMAC LLC §	51,174
	2.50% December 1, 2014
235,000	Icahn Enterprises LP	235,000
	8.00% January 15, 2018
40,000	ING Groep NV §	34,400
	5.78% Perpetual
170,000	Interactive Data Corp †	184,450
	10.25% August 1, 2018
110,000	Leucadia National Corp	119,900
	8.13% September 15, 2015
40,000	NB Capital Trust IV	40,500
	8.25% April 15, 2027
55,000	PHH Corp †	58,025
	9.25% March 1, 2016
135,000	Pinnacle Foods Finance LLC	140,569
	9.25% April 1, 2015
		$3,780,742

Food & Beverages — 1.35%
175,000	Constellation Brands Inc	185,281
	7.25% May 15, 2017
130,000	Dean Foods Co	119,275
	7.00% June 1, 2016
45,000	Dole Food Co Inc †	47,475
	8.00% October 1, 2016
50,000	JBS USA LLC	58,500
	11.63% May 1, 2014
55,000	Michael Foods Inc † ~	60,088
	9.75% July 15, 2018
110,000	Reddy Ice Corp	112,475
	11.25% March 15, 2015
75,000	Simmons Foods Inc † ~	80,062
	10.50% November 1, 2017
215,000	Smithfield Foods Inc †	247,788
	10.00% July 15, 2014
85,000	SUPERVALU Inc *	81,388
	8.00% May 1, 2016
115,000	Tyson Foods Inc	135,987
	10.50% March 1, 2014
		$1,128,319

Foreign Banks — 0.46%
145,000	HBOS Capital Funding LP † ~ §	118,175
	6.07% Perpetual
130,000	HBOS PLC † ~	121,724
	6.75% May 21, 2018
175,000	Royal Bank of Scotland Group PLC §	146,344
	7.65% Perpetual
		$386,243

Gold, Metals & Mining — 2.53%
160,000	Atkore International Inc † ~	166,400
	9.88% January 1, 2018
200,000	Compass Minerals International Inc	218,000
	8.00% June 1, 2019
45,000	Edgen Murray Corp *	39,150
	12.25% January 15, 2015
255,000	FMG Resources August 2006 Pty Ltd † ~	253,725
	6.88% February 1, 2018
90,000	FMG Resources August 2006 Pty Ltd † ~	92,250
	7.00% November 1, 2015
190,000	Freeport-McMoRan Copper & Gold Inc	210,187
	8.38% April 1, 2017
260,000	Novelis Inc † ~	269,750
	8.75% December 15, 2020
120,000	Novelis Inc	123,150
	7.25% February 15, 2015
105,000	Ryerson Holding Corp ††	46,988
	16.33% February 1, 2015
170,000	Ryerson Inc	178,075
	12.00% November 1, 2015
70,000	Steel Dynamics Inc	88,725
	5.13% June 15, 2014
80,000	Steel Dynamics Inc	81,000
	6.75% April 1, 2015
130,000	Teck Resources Ltd	169,000
	10.75% May 15, 2019

100,000	Teck Resources Ltd	123,750
	10.25% May 15, 2016
55,000	Tube City IMS Corp	56,925
	9.75% February 1, 2015
		$2,117,075

Health Care Related — 4.46%
205,000	Capella Healthcare Inc †	217,300
	9.25% July 1, 2017
200,000	Community Health Systems Inc	210,000
	8.88% July 15, 2015
30,000	DaVita Inc	29,700
	6.63% November 1, 2020
90,000	DaVita Inc	89,550
	6.38% November 1, 2018
365,000	HCA Holdings Inc †	365,000
	7.75% May 15, 2021
220,000	HCA Inc	240,900
	8.50% April 15, 2019
65,000	HCA Inc	69,347
	9.25% November 15, 2016
841,000	HCA Inc	900,921
	9.63% November 15, 2016
115,000	Health Management Associates Inc	116,150
	6.13% April 15, 2016
295,000	IASIS Healthcare LLC	302,744
	8.75% June 15, 2014
85,000	Multiplan Inc † ~	90,313
	9.88% September 1, 2018
85,000	Select Medical Corp	85,000
	7.63% February 1, 2015
218,100	Surgical Care Affiliates Inc † ~	220,281
	8.88% July 15, 2015
100,000	Tenet Healthcare Corp †	101,500
	8.00% August 1, 2020
100,000	Tenet Healthcare Corp	116,500
	10.00% May 1, 2018
195,000	Tenet Healthcare Corp	216,450
	9.00% May 1, 2015
85,000	United Surgical Partners International Inc	87,550
	8.88% May 1, 2017
115,000	US Oncology Holdings Inc §	115,862
	6.74% March 15, 2012
120,000	US Oncology Inc	147,900
	9.13% August 15, 2017
		$3,722,968

Homebuilding — 1.21%
75,000	Beazer Homes USA Inc †	71,250
	9.13% May 15, 2019
65,000	Beazer Homes USA Inc	63,050
	9.13% June 15, 2018
125,000	Beazer Homes USA Inc	120,938
	6.88% July 15, 2015
160,000	Lennar Corp	152,000
	6.95% June 1, 2018
175,000	M/I Homes Inc †	176,750
	8.63% November 15, 2018
15,000	Meritage Homes Corp	14,925
	7.15% April 15, 2020

35,000	Meritage Homes Corp	35,175
	6.25% March 15, 2015
95,000	Standard Pacific Corp † ~	92,150
	8.38% January 15, 2021
245,000	Standard Pacific Corp	282,362
	10.75% September 15, 2016
		$1,008,600

Hotels/Motels — 0.31%
50,000	Travelport LLC	48,437
	9.00% March 1, 2016
75,000	Travelport LLC *	73,688
	11.88% September 1, 2016
140,000	Travelport LLC	136,325
	9.88% September 1, 2014
		$258,450

Household Goods — 1.19%
125,000	Central Garden & Pet Co	126,563
	8.25% March 1, 2018
30,000	Jarden Corp	32,662
	8.00% May 1, 2016
225,000	Jarden Corp	237,094
	7.50% May 1, 2017
50,000	Jarden Corp	68,486
	7.50% January 15, 2020
75,000	Libbey Glass Inc †	80,625
	10.00% February 15, 2015
102,000	Sealy Mattress Co †	115,260
	10.88% April 15, 2016
30,000	Spectrum Brands Inc † ~	32,962
	9.50% June 15, 2018
272,800	Spectrum Brands Inc	304,513
	12.00% August 28, 2019
		$998,165

Independent Power Producer — 2.39%
205,000	AES Corp	216,787
	8.00% October 15, 2017
90,000	Calpine Corp †	91,125
	7.88% July 31, 2020
250,000	Calpine Corp †	250,000
	7.25% October 15, 2017
360,000	Dynegy Holdings Inc	240,300
	7.75% June 1, 2019
170,000	GenOn Escrow Corp †	168,725
	9.88% October 15, 2020
25,000	GenOn Escrow Corp †	24,844
	9.50% October 15, 2018
330,000	Mirant North America LLC	336,217
	7.38% December 31, 2013
65,000	NRG Energy Inc	66,950
	7.38% January 15, 2017
590,000	NRG Energy Inc	604,750
	7.38% February 1, 2016
		$1,999,698

Insurance Related — 0.28%
105,000	American International Group Inc §	111,805
	8.18% May 15, 2058
40,000	CNO Financial Group Inc † ~	41,600
	9.00% January 15, 2018
25,000	Liberty Mutual Group Inc † ~ §	30,250
	10.75% June 15, 2058
50,000	Liberty Mutual Group Inc † ~	49,250
	7.80% March 15, 2037
		$232,905

Investment Bank/Brokerage Firm — 0.72%
114,000	E*TRADE Financial Corp	133,950
	12.50% November 30, 2017
120,000	E*TRADE Financial Corp	119,400
	7.38% September 15, 2013
245,000	Nuveen Investments Inc	250,512
	10.50% November 15, 2015
90,000	Offshore Group Investments Ltd †	97,650
	11.50% August 1, 2015
		$601,512

Leisure & Entertainment — 2.68%
165,000	American Casino & Entertainment Properties LLC	167,475
	11.00% June 15, 2014
100,000	Ameristar Casinos Inc	107,000
	9.25% June 1, 2014
20,000	Cedar Fair LP †	21,525
	9.13% August 1, 2018
185,000	Fontainebleau Las Vegas Holdings LLC † ~ ^ @	648
	10.25% June 15, 2015
35,000	Gateway Casinos & Entertainment Inc † ~	36,257
	8.88% November 15, 2017
320,000	Harrah’s Operating Co Inc	292,000
	10.00% December 15, 2018
430,000	Harrah’s Operating Co Inc	483,750
	11.25% June 1, 2017
40,000	Harrah’s Operating Co Inc	39,600
	10.00% December 15, 2015
180,000	Isle of Capri Casinos Inc *	176,400
	7.00% March 1, 2014
30,000	MGM Resorts International †	33,000
	9.00% March 15, 2020
30,000	MGM Resorts International	33,675
	10.38% May 15, 2014
190,000	MTR Gaming Group Inc	197,125
	12.63% July 15, 2014
50,000	Penn National Gaming Inc	55,125
	8.75% August 15, 2019
155,000	Pinnacle Entertainment Inc	168,950
	8.63% August 1, 2017
975,000	Station Casinos Inc ^	97
	6.50% February 1, 2014
75,000	Universal City Development Partners Ltd	81,937
	10.88% November 15, 2016
50,000	Universal City Development Partners Ltd	53,125
	8.88% November 15, 2015

60,000	Wynn Las Vegas LLC	64,950
	7.75% August 15, 2020
204,000	Yonkers Racing Corp † ~	224,655
	11.38% July 15, 2016
		$2,237,294

Machinery — 1.49%
205,000	Altra Holdings Inc	217,300
	8.13% December 1, 2016
100,000	Briggs & Stratton Corp	102,000
	6.88% December 15, 2020
95,000	Cleaver-Brooks Inc † ~	100,819
	12.25% May 1, 2016
15,000	Mueller Water Products Inc	16,575
	8.75% September 1, 2020
80,000	Mueller Water Products Inc	77,200
	7.38% June 1, 2017
160,000	Navistar International Corp	172,000
	8.25% November 1, 2021
380,000	Terex Corp	383,800
	8.00% November 15, 2017
100,000	Thermadyne Holdings Corp †	103,125
	9.00% December 15, 2017
80,000	Trinity Industries Inc	75,900
	3.88% June 1, 2036
		$1,248,719

Medical Products — 0.26%
200,000	Biomet Inc	218,500
	10.00% October 15, 2017
		$218,500

Miscellaneous — 1.24%
105,000	Brickman Group Holdings Inc † ~	106,313
	9.13% November 1, 2018
256,050	Ceridian Corp	258,610
	12.25% November 15, 2015
140,000	Ceridian Corp	138,600
	11.25% November 15, 2015
30,000	Iron Mountain Inc	32,175
	8.38% August 15, 2021
30,000	Iron Mountain Inc	31,500
	8.00% June 15, 2020
45,000	Prestige Brands Inc †	46,575
	8.25% April 1, 2018
35,000	Quintiles Transnational Corp †	35,875
	9.50% December 30, 2014
50,000	Reynolds Group Issuer Inc †	52,875
	7.75% October 15, 2016
250,000	Reynolds Group Issuer Inc †	254,375
	7.13% April 15, 2019
80,000	United Rentals North America Inc	81,400
	8.38% September 15, 2020
		$1,038,298

Office Equipment & Supplies — 0.09%
65,000	ACCO Brands Corp	73,125
	10.63% March 15, 2015
		$73,125

Oil & Gas — 9.84%
130,000	Anadarko Finance Co	143,747
	7.50% May 1, 2031
105,000	Anadarko Petroleum Corp	112,800
	5.95% September 15, 2016
225,000	Anadarko Petroleum Corp	245,094
	6.38% September 15, 2017
50,000	Anadarko Petroleum Corp	48,809
	6.20% March 15, 2040
95,000	Arch Coal Inc	100,225
	7.25% October 1, 2020
101,000	Arch Western Finance LLC	102,010
	6.75% July 1, 2013
55,000	ATP Oil & Gas Corp †	51,975
	11.88% May 1, 2015
95,000	Brigham Exploration Co †	102,600
	8.75% October 1, 2018
240,000	Carrizo Oil & Gas Inc †	247,200
	8.63% October 15, 2018
80,000	Chaparral Energy Inc †	84,400
	9.88% October 1, 2020
15,000	Chaparral Energy Inc	15,225
	8.88% February 1, 2017
320,000	Chaparral Energy Inc	325,600
	8.50% December 1, 2015
200,000	Chesapeake Energy Corp	225,500
	9.50% February 15, 2015
95,000	Complete Production Services Inc	98,325
	8.00% December 15, 2016
98,710	Compton Petroleum Finance Corp	81,436
	10.00% September 15, 2017
90,000	Comstock Resources Inc	90,225
	8.38% October 15, 2017
240,000	Connacher Oil & Gas Ltd †	259,800
	11.75% July 15, 2014
50,000	Connacher Oil & Gas Ltd †	50,250
	10.25% December 15, 2015
330,000	Consol Energy Inc †	356,400
	8.25% April 1, 2020
160,000	Consol Energy Inc †	170,400
	8.00% April 1, 2017
330,000	Crosstex Energy LP	353,513
	8.88% February 15, 2018
110,000	Denbury Resources Inc	119,350
	8.25% February 15, 2020
175,000	Denbury Resources Inc	181,125
	7.50% December 15, 2015
100,000	El Paso Corp	99,474
	7.80% August 1, 2031
145,000	Energy Transfer Equity LP	149,350
	7.50% October 15, 2020
365,000	EXCO Resources Inc	357,700
	7.50% September 15, 2018
100,000	Expro Finance Luxembourg SCA †	95,500
	8.50% December 15, 2016
195,000	Forest Oil Corp	213,038
	8.50% February 15, 2014
115,000	Frac Tech Services LLC †	116,725
	7.13% November 15, 2018

410,000	Helix Energy Solutions Group Inc †	421,275
9.50% January 15, 2016

90,000	Hercules Offshore Inc †	74,475
	10.50% October 15, 2017
120,000	International Coal Group Inc	129,600
	9.13% April 1, 2018
190,000	Key Energy Services Inc	200,450
	8.38% December 1, 2014
305,000	Newfield Exploration Co	313,387
	6.63% April 15, 2016
25,000	OPTI Canada Inc †	25,000
	9.75% August 15, 2013
10,000	OPTI Canada Inc †	10,025
	9.00% December 15, 2012
400,000	OPTI Canada Inc	285,000
	8.25% December 15, 2014
105,000	OPTI Canada Inc	74,156
	7.88% December 15, 2014
10,000	Peabody Energy Corp	10,675
	6.50% September 15, 2020
290,000	Peabody Energy Corp	321,900
	7.38% November 1, 2016
190,000	Petroleum Development Corp	212,800
	12.00% February 15, 2018
160,000	Plains Exploration & Production Co	178,800
	10.00% March 1, 2016
80,000	Plains Exploration & Production Co	82,200
	7.00% March 15, 2017
135,000	Quicksilver Resources Inc	157,275
	11.75% January 1, 2016
65,000	Quicksilver Resources Inc	67,438
	8.25% August 1, 2015
45,000	Range Resources Corp	46,406
	6.75% August 1, 2020
150,000	Rosetta Resources Inc	162,000
	9.50% April 15, 2018
170,000	Sabine Pass LNG LP	159,375
	7.50% November 30, 2016
150,000	SandRidge Energy Inc	153,563
	8.63% April 1, 2015
50,000	SandRidge Energy Inc †	50,750
	8.00% June 1, 2018
185,000	Thermon Industries Inc †	197,025
	9.50% May 1, 2017
95,000	Whiting Petroleum Corp	99,750
	7.00% February 1, 2014
167,000	Williams Cos Inc	188,353
	7.75% June 15, 2031
		$8,219,474

Paper & Forest Products — 1.03%
110,000	Georgia-Pacific LLC †	124,163
	8.25% May 1, 2016
9,000	Georgia-Pacific LLC † ~	9,338
	7.00% January 15, 2015
160,000	NewPage Corp	150,400
	11.38% December 31, 2014
250,000	PE Paper Escrow GmbH †	289,238
	12.00% August 1, 2014
70,000	Sappi Papier Holding AG † ~	71,782
	6.75% June 15, 2012

25,000	Verso Paper Holdings LLC §	22,500
4.04% August 1, 2014

55,000	Verso Paper Holdings LLC	60,362
	11.50% July 1, 2014
15,000	Verso Paper Holdings LLC *	15,450
	9.13% August 1, 2014
115,000	Verso Paper Holdings LLC *	115,287
	11.38% August 1, 2016
		$858,520

Personal Loans — 1.58%
375,000	American General Finance Corp	302,812
	6.90% December 15, 2017
55,000	American General Finance Corp *	54,106
	5.63% August 17, 2011
90,000	American General Finance Corp *	84,713
	4.88% July 15, 2012
165,000	Ford Motor Credit Co LLC	207,560
	12.00% May 15, 2015
140,000	National Money Mart Co	151,200
	10.38% December 15, 2016
55,000	SLM Corp	55,765
	8.00% March 25, 2020
390,000	SLM Corp	405,351
	8.45% June 15, 2018
60,000	SLM Corp	60,155
	5.00% October 1, 2013
		$1,321,662

Pharmaceuticals — 0.35%
200,000	ConvaTec Healthcare E SA * † ~	202,750
	10.50% December 15, 2018
50,000	Valeant Pharmaceuticals International †	49,625
	6.88% December 1, 2018
20,000	Valeant Pharmaceuticals International †	19,750
	7.00% October 1, 2020
20,000	Valeant Pharmaceuticals International †	19,900
	6.75% October 1, 2017
		$292,025

Printing & Publishing — 0.90%
130,000	Cengage Learning Acquisitions Inc †	134,225
	10.50% January 15, 2015
25,000	Cenveo Corp †	24,563
	10.50% August 15, 2016
110,000	Cenveo Corp	106,425
	8.88% February 1, 2018
130,000	McClatchy Co	146,087
	11.50% February 15, 2017
240,000	Nielsen Finance LLC **	252,000
	Step Bond 0% - 12.50%
	2.03% August 1, 2016
90,000	Nielsen Finance LLC †	93,150
	7.75% October 15, 2018
		$756,450

Real Estate — 1.52%
35,000	CB Richard Ellis Services Inc †	35,000
	6.63% October 15, 2020
100,000	CB Richard Ellis Services Inc	115,875
	11.63% June 15, 2017
145,000	Felcor Lodging LP	162,400
	10.00% October 1, 2014

110,000	iStar Financial Inc	100,925
	5.95% October 15, 2013
120,000	Omega Healthcare Investors Inc † ~	118,950
	6.75% October 15, 2022
280,000	Realogy Corp *	275,100
	10.50% April 15, 2014
80,000	Sabra Health Care LP †	82,600
	8.13% November 1, 2018
60,000	Ventas Inc †	74,475
	3.88% November 15, 2011
290,000	Ventas Realty LP	303,861
	6.75% April 1, 2017
		$1,269,186

Restaurants — 1.27%
75,000	Blue Acquisition Sub Inc †	79,875
	9.88% October 15, 2018
600,000	Buffets Inc ‡‡ @ ‡ §§	0
	12.50% November 1, 2014
110,000	CKE Restaurants Inc *	121,825
	11.38% July 15, 2018
130,000	Dave & Buster’s Inc	142,675
	11.00% June 1, 2018
145,000	DineEquity Inc †	153,700
	9.50% October 30, 2018
50,000	Dunkin Finance Corp †	50,500
	9.63% December 1, 2018
50,000	Landry’s Restaurants Inc † ~	53,375
	11.63% December 1, 2015
70,000	Roadhouse Financing Inc † ~	75,600
	10.75% October 15, 2017
350,000	Wendy’s/Arby’s Restaurants LLC	379,750
	10.00% July 15, 2016
		$1,057,300

Retail — 3.74%
45,000	AutoNation Inc	46,463
	6.75% April 15, 2018
265,000	Bon-Ton Department Stores Inc	270,300
	10.25% March 15, 2014
183,000	Burlington Coat Factory Warehouse Corp	188,948
	11.13% April 15, 2014
65,000	Ferrellgas LP †	63,375
	6.50% May 1, 2021
105,000	Giraffe Acquisition Corp †	109,462
	9.13% December 1, 2018
255,000	Inergy LP	258,825
	6.88% December 15, 2014
50,000	Limited Brands Inc	52,750
	7.00% May 1, 2020
115,000	Macy’s Retail Holdings Inc	134,550
	8.38% July 15, 2015
24,000	Neiman Marcus Group Inc	25,140
	9.00% October 15, 2015
455,000	Neiman Marcus Group Inc	436,800
	7.13% June 1, 2028
210,000	Penske Automotive Group Inc	214,200
	7.75% December 15, 2016
65,000	Petco Animal Supplies Inc † ~	68,494
	9.25% December 1, 2018

145,000	QVC Inc †	152,612
	7.50% October 1, 2019
80,000	QVC Inc †	83,800
	7.38% October 15, 2020
30,000	Rite Aid Corp	31,237
	8.00% August 15, 2020
370,000	Rite Aid Corp *	355,662
	7.50% March 1, 2017
60,000	Rite Aid Corp	62,325
	10.25% October 15, 2019
85,000	Sears Holdings Corp †	79,263
	6.63% October 15, 2018
25,000	Toys R Us Delaware Inc †	26,250
	7.38% September 1, 2016
170,000	Toys R Us Property Co I LLC	193,800
	10.75% July 15, 2017
250,000	Toys R Us Property Co II LLC	268,750
	8.50% December 1, 2017
		$3,123,006

Savings & Loans — 0.62%
160,000	Provident Funding Associates † ~	166,000
	10.25% April 15, 2017
345,000	Residential Capital LLC	348,450
	9.63% May 15, 2015
		$514,450

Specialized Services — 3.66%
105,000	Bumble Bee Acquisition Corp † ~	109,200
	9.00% December 15, 2017
70,000	Capital One Capital IV §	69,125
	6.75% February 17, 2037
85,000	Case New Holland Inc †	92,863
	7.88% December 1, 2017
50,000	Celanese US Holdings LLC †	51,625
	6.63% October 15, 2018
165,000	Corrections Corp of America	175,106
	7.75% June 1, 2017
35,000	Fidelity National Information Services Inc †	37,013
	7.88% July 15, 2020
70,000	Fidelity National Information Services Inc †	73,675
	7.63% July 15, 2017
40,000	First Data Corp †	42,200
	8.88% August 15, 2020
75,000	First Data Corp † ~	71,625
	12.63% January 15, 2021
240,000	First Data Corp *	210,000
	11.25% March 31, 2016
70,000	First Data Corp *	66,675
	9.88% September 24, 2015
346,351	First Data Corp *	328,168
	10.55% September 24, 2015
145,000	Lender Processing Services Inc	148,625
	8.13% July 1, 2016
95,000	Prestige Brands Inc	98,325
	8.25% April 1, 2018
245,000	Sabre Holdings Corp *	235,200
	8.35% March 15, 2016
290,000	Service Corp International	277,675
	7.50% April 1, 2027

50,000	Service Corp International	50,000
	7.00% May 15, 2019
55,000	Smurfit Kappa Funding PLC	61,345
	7.75% April 1, 2015
265,000	Stewart Enterprises Inc	265,331
	6.25% February 15, 2013
65,000	Trico Shipping AS †	52,650
	11.88% November 1, 2014
170,000	Unisys Corp †	202,725
	14.25% September 15, 2015
50,000	Unisys Corp	55,500
	12.50% January 15, 2016
65,000	Virgin Media Finance PLC	73,450
	9.50% August 15, 2016
200,000	Yankee Acquisition Corp	208,000
	8.50% February 15, 2015
		$3,056,101

Telephone & Telecommunications — 8.48%
50,000	Avaya Inc	50,875
	9.75% November 1, 2015
175,000	Cincinnati Bell Inc	164,063
	8.75% March 15, 2018
20,000	Clearwire Communications LLC * † ~	20,700
	12.00% December 1, 2017
65,000	Clearwire Communications LLC † ~	65,975
	8.25% December 1, 2040
430,000	Clearwire Communications LLC †	463,725
	12.00% December 1, 2015
190,000	Cricket Communications Inc †	180,975
	7.75% October 15, 2020
170,000	Cricket Communications Inc	176,375
	7.75% May 15, 2016
100,000	Digicel Group Ltd †	110,000
	10.50% April 15, 2018
200,000	Digicel Ltd †	205,000
	8.25% September 1, 2017
95,000	Frontier Communications Corp	104,262
	8.25% April 15, 2017
85,000	Frontier Communications Corp	92,862
	8.50% April 15, 2020
65,000	Frontier Communications Corp	71,987
	8.25% May 1, 2014
1,035,000	Hawaiian Telcom Communications Inc ‡ ^	103
	12.50% May 1, 2015
195,000	Intelsat Jackson Holdings SA	210,112
	11.50% June 15, 2016
55,000	Intelsat Jackson Holdings SA	59,262
	11.25% June 15, 2016
205,000	Intelsat Jackson Holdings SA †	207,050
	7.25% October 15, 2020
245,000	Intelsat Luxembourg SA	267,050
	11.25% February 4, 2017
640,000	Intelsat Luxembourg SA	707,200
	11.50% February 4, 2017
45,000	Level 3 Communications Inc	44,887
	5.25% December 15, 2011
105,000	Level 3 Communications Inc	99,750
	3.50% June 15, 2012

300,000	Level 3 Financing Inc	297,750
9.25% November 1, 2014

120,000	MetroPCS Wireless Inc	114,300
	6.63% November 15, 2020
215,000	MetroPCS Wireless Inc	223,063
	7.88% September 1, 2018
175,000	Nextel Communications Inc	175,219
	7.38% August 1, 2015
225,000	NII Capital Corp	249,187
	10.00% August 15, 2016
155,000	PAETEC Holding Corp	165,462
	8.88% June 30, 2017
70,000	PAETEC Holding Corp	72,450
	9.50% July 15, 2015
105,000	PAETEC Holding Corp † ~	107,888
	9.88% December 1, 2018
90,000	Qwest Communications International Inc	91,125
	7.50% February 15, 2014
35,000	Qwest Corp	41,475
	8.38% May 1, 2016
115,000	SBA Telecommunications Inc	124,488
	8.00% August 15, 2016
45,000	SBA Telecommunications Inc	49,163
	8.25% August 15, 2019
140,000	Sprint Capital Corp	122,500
	6.88% November 15, 2028
160,000	Sprint Capital Corp	161,600
	8.75% March 15, 2032
460,000	Sprint Nextel Corp *	493,350
	8.38% August 15, 2017
115,000	Syniverse Holdings Inc † ~	118,738
	9.13% January 15, 2019
100,000	Virgin Media Inc	165,500
	6.50% November 15, 2016
115,000	West Corp † ~	117,013
	7.88% January 15, 2019
70,000	West Corp †	74,200
	8.63% October 1, 2018
107,145	Wind Acquisition Finance SA ‡ §§	0
	12.25% July 15, 2017
90,000	Wind Acquisition Finance SA † ~	91,575
	7.25% February 15, 2018
290,000	Wind Acquisition Finance SA †	107,113
	11.75% July 15, 2017
107,146	Wind Acquisition Holdings Finance SA † ~	124,289
	12.25% July 15, 2017
170,000	Windstream Corp	178,713
	7.88% November 1, 2017
35,000	Windstream Corp	36,750
	8.13% September 1, 2018
270,000	Windstream Corp	284,175
	8.63% August 1, 2016
		$7,089,299

Textiles — 0.60%
130,000	Hanesbrands Inc †	123,500
	6.38% December 15, 2020
200,000	Hanesbrands Inc	214,500
	8.00% December 15, 2016

100,000	Levi Strauss & Co	103,250
	7.63% May 15, 2020
55,000	Levi Strauss & Co	58,025
	8.88% April 1, 2016
		$499,275

Transportation — 1.23%
135,000	Avis Budget Car Rental LLC *	145,463
	9.63% March 15, 2018
50,000	Avis Budget Car Rental LLC	51,000
	7.75% May 15, 2016
106,000	Avis Budget Car Rental LLC	108,650
	7.63% May 15, 2014
165,000	Hertz Corp †	171,187
	7.50% October 15, 2018
170,000	Hertz Corp	173,825
	8.88% January 1, 2014
110,000	Hertz Holdings Netherlands BV †	158,019
	8.50% July 31, 2015
210,000	Swift Services Holdings Inc * † ~	219,975
	10.00% November 15, 2018
		$1,028,119

TOTAL BONDS — 81.94% (Cost $67,685,433)		$68,465,415

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 0.05%
580	L-3 Communications Holdings Inc	40,884
		$40,884

Auto Parts & Equipment — 0.36%
1,225	TRW Automotive Holdings Corp ^^	64,558
3,547	Visteon Corp † ~ ^^	234,102
		$298,660

Automobiles — 0.13%
2,880	General Motors Co ^^	106,157
		$106,157

Broadcast/Media — 0.04%
3,095	Interpublic Group of Cos Inc ^^	32,869
		$32,869

Building Materials — 0.09%
1,165	Nortek Inc ^^	41,940
1,010	Owens Corning Inc ^^	31,462
		$73,402

Chemicals — 0.15%
3,754	LyondellBasell Industries NV Class A ^^	129,138
		$129,138

Containers — 0.04%
1,635	Temple-Inland Inc	34,727
		$34,727

Financial Services — 0.07%
1,261	CIT Group Inc ^^	59,393
		$59,393

Gold, Metals & Mining — 0.25%
12,200	Fortescue Metals Group Ltd ‡ ^^	81,781
1,100	Freeport-McMoRan Copper & Gold Inc	132,099
		$213,880

Health Care Related — 0.12%
23,031	Alliance HealthCare Services Inc ^^	97,651
		$97,651

Household Goods — 0.18%
29,822	Sealy Corp * ^^	87,080
2,033	Spectrum Brands Holdings Inc ^^	63,369
		$150,449

Independent Power Producer — 0.09%
6,360	AES Corp ^^	77,465
		$77,465

Machinery — 0.05%
1,335	Terex Corp ^^	41,438
		$41,438

Oil & Gas — 0.33%
8,100	El Paso Corp	111,456
5,590	Petrohawk Energy Corp ^^	102,018
1,149	Stallion Oilfield Holdings Ltd ^^	35,619
12,545	Vantage Drilling Co ^^	25,466
		$274,559

Paper & Forest Products — 0.07%
6,221	Louisiana-Pacific Corp ^^	58,851
		$58,851

Real Estate — 0.14%
16,355	FelCor Lodging Trust Inc REIT ^^	115,139
		$115,139

Telephone & Telecommunications — 0.15%
29,075	Sprint Nextel Corp ^^	122,987
		$122,987

Transportation — 0.09%
4,795	Avis Budget Group Inc ^^	74,610
		$74,610

TOTAL COMMON STOCK — 2.39% (Cost $2,070,569)		$2,002,259

PREFERRED STOCK

Par Value ($)		Value ($)

Agency — 0.01%
13,425	Fannie Mae Series S	7,518
		$7,518

Automobiles — 0.16%
2,532	General Motors Co ^^	137,007
		$137,007

Broadcast/Media — 0.00%
9,422	CMP Susquehanna Radio Holdings Corp † ‡ ~ ^^ §§	0
		$0

Financial Services — 0.24%
216	GMAC Inc † ~	204,140
		$204,140

Food & Beverages — 0.09%
6,220	2009 Dole Food Automatic Common Exchange Security Trust † ~	79,499
		$79,499

Insurance Related — 0.26%
4,255	Hartford Financial Services Group Inc *	109,433
3,335	XL Group PLC	103,919
		$213,352

Oil & Gas — 0.13%
1,591	Apache Corp	105,603
		$105,603

Real Estate — 0.07%
2,950	Entertainment Properties Trust	56,374
		$56,374

TOTAL PREFERRED STOCK — 0.96% (Cost $932,979)		$803,493

WARRANTS

Shares		Value ($)

Auto Parts & Equipment — 0.03%
399	Visteon Corp ^^	25,731
		$25,731
Broadcast/Media — 0.00%
696	Charter Communications Inc Class A ^^	70
10,767	CMP Susquehanna Radio Holdings Corp † ‡ ~ ^^ §§	0
		$70
Building Materials — 0.02%
2,304	Nortek Inc ^^	16,128
		$16,128
Oil & Gas — 0.00%
1	Turbo Cayman Ltd ‡ ^^ §§	0
		$0

Restaurants — 0.00%
507	Buffets Restaurants Holdings Inc ‡ ^^ §§	0
		$0

TOTAL WARRANTS — 0.05% (Cost $819,315)		$41,929

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Repurchase Agreement

12,306,000	Repurchase agreement (Principal Amount/Value $12,306,000 with a maturity value of $12,306,092) with Merrill Lynch, Pierce, Fenner & Smith, 0.09%, dated 12/31/10, to be repurchased at $12,306,092 on 1/3/11, collateralized by U.S. Treasury, 0.63%, 6/30/12, with a value of $12,521,000.	12,306,000

TOTAL SHORT-TERM INVESTMENTS — 14.73% (Cost $12,306,000)		$12,306,000

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

864,051	Undivided interest of 3.23% in a repurchase agreement (Principal Amount/Value $26,757,000 with a maturity value of $26,757,624) with Household Bank Securities Inc, 0.21%, dated 12/31/10, to be repurchased at $864,051 on 1/3/11, collateralized by U.S. Treasury, 1.88%, 8/31/17 and Sallie Mae, 0.00%, 10/3/22, with a value of $27,292,595.	864,051

864,051	Undivided interest of 3.20% in a repurchase agreement (Principal Amount/Value $26,977,000 with a maturity value of $26,977,510) with BNP Paribas Securities Corp, 0.17%, dated 12/31/10, to be repurchased at $864,051 on 1/3/11, collateralized by various U.S. Government or agency securities, 0.00% - 10.35%, 1/4/11 - 2/9/40, with a value of $27,516,541.	864,051

952,958	Undivided interest of 3.50% in a repurchase agreement (Principal Amount/Value $27,211,000 with a maturity value of $27,211,514 with Merrill Lynch, Pierce, Fenner & Smith, 0.17%, dated 12/31/10, to be repurchased at $952,958 on 1/3/11, collateralized by GNMA, 2.63% - 9.50%, 10/15/11 - 4/15/53, with a value of $27,755,220.	952,958

1,167,719	Undivided interest of 4.29% in a repurchase agreement (Principal Amount/Value $27,239,000 with a maturity value of $27,239,605) with Barclays Capital Inc, 0.20%, dated 12/31/10, to be repurchased at $1,167,719 on 1/3/11, collateralized by U.S. Treasury, 0.38% - 0.63%, 6/30/12 - 9/30/12, with a value of $27,783,781.	1,167,719

TOTAL SECURITIES LENDING COLLATERAL — 4.61% (Cost $3,848,779)		$3,848,779

TOTAL INVESTMENTS — 104.68% (Cost $87,663,075)		$87,467,875

OTHER ASSETS & LIABILITIES — (4.68%)		$(3,913,120)

TOTAL NET ASSETS — 100%		$83,554,755

Legend

*	A portion or all of the security is on loan at December 31, 2010.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
~	Illiquid security
^	Security in default on interest payments during the last 12 months. At December 31, 2010, the aggregate market value of the securities was $94,136, representing 0.11% of net assets.
@	Security in bankruptcy at December 31, 2010.
§	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2010.
‡

Security is fair valued under procedures adopted by the Board of Directors. At December 31, 2010, the aggregate market value of securities trading outside the U.S. was $81,781, representing 0.10% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

**

Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2010. Maturity date disclosed represents final maturity date.

††	Denotes a zero coupon bond: the interest rate shown is the effective yield on date of purchase.
‡‡	Security in default, some interest payments received during the last 12 months. At December 31, 2010, the aggregate market value of the securities was $324,017, representing 0.39% of net assets.
^^	Non-income producing security
§§	Security has no market value at December 31, 2010.
REIT	Real Estate Investment Trust

At December 31, 2010, the Portfolio held the following outstanding credit default swap:

Counterparty	Reference Obligation	Fixed Deal Receive Rate	Implied Credit Spread	Notional Value	Market Value	Upfront Premiums Paid	Expiration Date	Unrealized Appreciation
Citigroup Global Markets	Credit Default Swap North American High Yield 15	5.00%	5.00%	$5,000,000	$149,749	$142,014	December 2015	$9,703

As of December 31, 2010, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)
EUR	BA	111,100	USD	145,132	January 2011	$3,408
EUR	SSB	75,300	USD	99,440	January 2011	1,235
EUR	WES	10,700	USD	13,982	January 2011	324
USD	WES	80,027	AUD	82,700	January 2011	(4,377)
USD	BA	34,326	CAD	35,000	January 2011	(822)
USD	CIT	411,192	EUR	314,700	January 2011	(9,559)
USD	DB	202,064	EUR	154,600	January 2011	(4,635)
USD	CS	173,011	EUR	132,400	January 2011	(4,007)
USD	GS	215,222	EUR	164,700	January 2011	(4,981)
USD	HSB	113,383	EUR	86,800	January 2011	(2,668)
USD	JPM	60,492	EUR	46,300	January 2011	(1,410)

					Net Depreciation	$(27,492)

Currency Abbreviation:

AUD	Australian Dollar
EUR	Euro Dollar
CAD	Canadian Dollar
USD	US Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
CIT	Citigroup, Inc.
CS	Credit Suisse Group AG
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
SSB	State Street Bank & Trust
WES	Westpac

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (including $3,751,587 of securities on loan) (1)	$87,467,875
Cash	176,855
Dividends and interest receivable	1,243,892
Subscriptions receivable	158,610
Receivable for investments sold	296,136
Credit default swaps	149,749
Unrealized appreciation on forward foreign currency contracts	4,967

Total assets	89,498,084

LIABILITIES:
Due to investment adviser	65,920
Payable upon return of securities loaned	3,848,779
Redemptions payable	560,176
Payable for investments purchased	1,435,995
Unrealized depreciation on forward foreign currency contracts	32,459

Total liabilities	5,943,329

NET ASSETS	$83,554,755

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,042,990
Additional paid-in capital	104,921,261
Net unrealized depreciation on investments, credit default swap, forward foreign currency contracts and foreign currency translations	(212,989)
Undistributed net investment income	64,065
Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency transactions	(22,260,572)

NET ASSETS	$83,554,755

NET ASSET VALUE PER OUTSTANDING SHARE	$8.01

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	115,000,000
Outstanding	10,429,897

(1) Cost of investments in securities	$87,663,075

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$5,644,936
Dividends	44,428
Income from securities lending	21,537

Total income	5,710,901

EXPENSES:
Management fees	704,382

NET INVESTMENT INCOME	5,006,519

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	1,677,797
Net realized gain on forward foreign currency contracts	191,963
Change in net unrealized depreciation on investments and foreign currency translations	1,738,877
Change in net unrealized appreciation on credit default swap	9,703
Change in net unrealized depreciation on forward foreign currency contracts	(93,646)

Net realized and unrealized gain on investments, foreign currency, credit default swaps and forward foreign currency contracts	3,524,694

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,531,213

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$5,006,519	$7,707,739
Net realized gain (loss) on investments and foreign currency transactions	1,677,797	(12,419,085)
Net realized gain (loss) on forward foreign currency contracts	191,963	(32,130)
Change in net unrealized depreciation on investments and foreign currency translations	1,738,877	36,085,245
Change in net unrealized appreciation on credit default swap	9,703
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts	(93,646)	66,154

Net increase in net assets resulting from operations	8,531,213	31,407,923

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,146,351)	(7,603,498)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	64,274,292	34,549,832
Reinvestment of distributions	5,146,351	7,603,498
Redemptions of shares	(67,629,833)	(52,036,414)

Net increase (decrease) in net assets resulting from share transactions	1,790,810	(9,883,084)

Total increase in net assets	5,175,672	13,921,341

NET ASSETS:
Beginning of period	78,379,083	64,457,742

End of period (1)	$83,554,755	$78,379,083

OTHER INFORMATION:

SHARES:
Sold	8,123,323	5,093,998
Issued in reinvestment of distributions	664,889	1,086,031
Redeemed	(8,683,264)	(7,478,142)

Net increase (decrease)	104,948	(1,298,113)

(1) Including undistributed net investment income	$64,065	$72,111

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$7.59	$5.55	$9.59	$10.34	$10.05

Income from Investment Operations

Net investment income	0.59	0.75	1.11	0.76	0.70
Net realized and unrealized gain (loss)	0.42	2.03	(4.03)	(0.72)	0.29

Total Income (Loss) From Investment Operations	1.01	2.78	(2.92)	0.04	0.99

Less Distributions

From net investment income	(0.59)	(0.74)	(1.12)	(0.75)	(0.70)
From net realized gains				(0.04)

Total Distributions	(0.59)	(0.74)	(1.12)	(0.79)	(0.70)

Net Asset Value, End of Period	$8.01	$7.59	$5.55	$9.59	$10.34

Total Return ±	13.80%	51.21%	(32.37%)	0.19%	10.12%

Net Assets, End of Period ($000)	$83,555	$78,379	$64,458	$174,392	$162,285

Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%	1.10%

Ratio of Net Investment Income to Average Net Assets	7.82%	10.28%	9.59%	7.50%	6.86%

Portfolio Turnover Rate	119.90%	141.60%	83.22%	73.83%	80.70%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission on December 31, 2010, but were not yet capitalized. Interests in the Maxim Putnam High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective August 3, 2009, the Maxim High Yield Portfolio’s name changed to Maxim Putnam High Yield Portfolio. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:

Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:

Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:

Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Warrants	Close price, bids, evaluated bids

Swaps	Reported trades, credit spreads, recovery rates, restructuring, net present value of cashflows and news sources.

Short Term Investments:	Amortized cost.

Security Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Description*		Level 1		Level 2			Level 3		Total
Assets	$		$			$		$
Fixed Income:
Corporate Bonds and Notes		-		68,465,415			-		68,465,415
Equity Investments:
Domestic Common Stock		1,521,619		269,721			-		1,791,340
Foreign Common Stock		129,138		81,781	**		-		210,919
Preferred Stock		240,925		562,568			-		803,493
Derivative Investments:
Forward Foreign Currency Contracts		-		4,967			-		4,967
Swaps		-		149,749			-		149,749
Warrants		16,198		25,731			-		41,929
Short-term Investments and Securities Lending Collateral		-		16,154,779			-		16,154,779

Total Assets		1,907,880		85,714,711			0		87,622,591

Liabilities
Derivative Investments:
Forward Foreign Currency Contracts		-		32,459			-		32,459

Total Liabilities		0		32,459			0		32,459

Total		$1,907,880		85,682,252			0		87,590,132

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

** Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $81,781 of investments securities were classified as a Level 2 instead of Level 1.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2010:

Description	Corporate Bonds and Notes	Warrants	Total
Beginning Balance, January 1, 2010	$330,868	$29,353	$360,221
Total realized gain (or losses) ^	(5,075)	-	(5,075)
Total unrealized gain (or losses) relating to instruments not held at reporting date§	7,935	-	7,935
Total unrealized gain (or losses) relating to instruments still held at reporting date	-	-	-
Purchases, sales and corporate actions	(333,728)	-	(333,728)
Transfers into (out of) Level 3‡	-	(29,353)	(29,353)

Ending Balance, December 31, 2010	$0	$0	$0

^Included in Net realized gain on investments on the Statement of Operations, and on the Statement of Changes in Net Assets.

§Included in Change in net unrealized depreciation on investments on the Statement of Operations, and on the Statement of Changes in Net Assets.

‡ Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2010 were $19,228,202, $20,017,423 and 23.96%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term. Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2010 were $7,279,274, $7,564,486 and 9.05%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency transactions on the Statement of Operations.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of investment securities at value on the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on investment securities at value in addition to realized gain/loss recorded upon the termination of swap contracts on the Statement of Operations.

In a credit default swap, the Portfolio provides credit protection on the referenced obligation of the credit default swap. A sale in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to sell to the counterparty at the notional amount and deliver the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract. During the term of the swap agreement, the Portfolio receives semi annual fixed payments from the respective counterparty.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $74,586,155 and $83,409,294, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $87,693,980. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,658,069 and gross depreciation of securities in which there was an excess of tax cost over value of $4,884,174 resulting in net depreciation of $226,105.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into currency forward contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

The Portfolio enters into credit default swaps as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. As a seller of credit protection, if a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index. The value of the referenced obligation delivered by the Portfolio coupled with periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

Valuation of derivative instruments as of December 31, 2010 is as follows:

	Asset Derivatives		Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$4,967	Unrealized depreciation on forward foreign currency contracts	$32,459

Credit default swaps	Credit default swaps	$149,749

The effect of derivative instruments on the Statement of Operations for the year ended

December 31, 2010 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Forward Foreign Currency Contracts	Net realized gain on forward foreign currency contracts	$191,963	Change in net unrealized depreciation on forward foreign currency contracts	($93,646)

Credit Default Swaps			Change in net unrealized appreciation on credit default swaps	$9,703

The notional value of open currency forward contracts held at December 31, 2010, is lower than the average outstanding during the year. As of December 31, 2010, the Portfolio held a notional value of $1,548,271. The average notional value outstanding during the year was $1,991,334.

The Portfolio began selling credit default swaps on December 21, 2010. The notional value of open swaps as of December 31, 2010 is representative of the activity during this period.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The security is also included in the Schedule of Investments. As of December 31, 2010 the Portfolio had securities on loan valued at $3,751,587 and received collateral of $3,848,779 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were from ordinary income in the amount of $5,146,351 and $7,603,498, respectively.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$36,584
Undistributed capital gains	-

Net accumulated earnings	36,584

Net unrealized depreciation on investments	(226,105)
Capital loss carryforwards	(22,229,667)
Post-October losses	-
Cumulative effect of other timing differences	(11)
Net unrealized appreciation on credit default swaps	9,703

Tax composition of capital	$(22,409,496)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $131,786 from accumulated net realized loss on investments, forward foreign currency contracts and foreign currency transactions to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2010, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $9,044,719 and $13,184,948 which expire in the years 2016 and 2017, respectively.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, 1% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Putnam High Yield Bond Portfolio (formerly Maxim High Yield Bond Portfolio), one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Putnam High Yield Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California

February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS

Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.1 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

     (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:      February 23, 2011